INTANGIBLE ASSETS INCLUDING GOODWILL - Goodwill by Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Changes in Goodwill Balances
Beginning Balance	$ 36,199	$ 32,021
Goodwill Additions	16	4,244
Purchase Price Adjustments	(38)	(7)
Divestitures	(20)	(18)
Foreign Currency Translation and Other Adjustments	631	(42)
Ending Balance	36,788	36,199
Goodwill impairment losses	0	0
Goodwill accumulated impairment losses	0	0
Cognitive Solutions
Changes in Goodwill Balances
Beginning Balance	19,484	15,621
Goodwill Additions	3	3,821
Purchase Price Adjustments	(38)	5
Divestitures	(20)	(12)
Foreign Currency Translation and Other Adjustments	235	48
Ending Balance	19,665	19,484
Global Business Services
Changes in Goodwill Balances
Beginning Balance	4,607	4,396
Goodwill Additions		303
Purchase Price Adjustments	2	4
Divestitures		(1)
Foreign Currency Translation and Other Adjustments	204	(95)
Ending Balance	4,813	4,607
Technology Services & Cloud Platforms
Changes in Goodwill Balances
Beginning Balance	10,258	10,156
Goodwill Additions	13	119
Purchase Price Adjustments	(2)	(12)
Divestitures		(5)
Foreign Currency Translation and Other Adjustments	179	(1)
Ending Balance	10,447	10,258
Systems
Changes in Goodwill Balances
Beginning Balance	1,850	1,848
Purchase Price Adjustments	0	(4)
Foreign Currency Translation and Other Adjustments	13	5
Ending Balance	$ 1,862	$ 1,850